FAIR VALUE MEASUREMENT (Details 3) - Fair Value, Measurements, Nonrecurring [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Assets:
Goodwill	$ 23,285	[1]
Total assets measured at fair value on a non-recurring basis	23,285
Fair Value, Inputs, Level 1 [Member]
Assets:
Goodwill	0	[1]
Total assets measured at fair value on a non-recurring basis	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Goodwill	0	[1]
Total assets measured at fair value on a non-recurring basis	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Goodwill	23,285	[1]
Total assets measured at fair value on a non-recurring basis	$ 23,285

[1]	The Company’s goodwill of $23,285 is related to the acquisition of Concord and $36,633 is related to the acquisition of Bond (note 3). The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord acquisition. The Company is ultimately responsible for the fair value of the goodwill related to Concord acquisition recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $1,855 (Note 11).